Note 6 - Inventory (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information of inventories [text block]
	2019	2018	2017

Raw materials	$-	$98,370	$112,768
Finished goods	-	212,361	260,105
Work in process	-	126,102	151,709
	$-	$436,833	$524,582